Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Dunham Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001420040
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	df
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Dunham U.S. Enhanced Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Dunham U.S. Enhanced Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 21 of the Fund’s Prospectus and in How to Buy and Sell Shares on page 89 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s first fiscal year.
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Asset Allocation Risk – In allocating the Fund’s assets, the Sub-Adviser may favor markets or asset classes that perform poorly relative to other markets and asset classes. The Sub-Adviser’s investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and markets may not produce the intended results and/or can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Tactical Asset Allocation Risk – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Fund’s tactical asset management discipline may not work as intended. The Fund may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The Sub-Adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Derivatives Risk – Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes. Derivatives are also subject to operational and legal risks.

The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid secondary market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges; futures in particular are subject to the credit risk of futures commission merchants. Derivatives can also be difficult to value, especially in declining markets.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.

Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.

FLEX Options Risk – The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:

Valuation Risk – The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).

Liquidity Risk – In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

Counterparty Risk – Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

Correlation Risk – The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the Outcomes will be provided at any point other than the end of the Outcome Period.

Upside Participation Risk/Downside Loss Risk – There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the underlying index over a given period. In the event an investor purchases shares of the Fund after securities transactions were entered into or does not stay invested in the Fund for the long term or a full-market cycle, the returns realized by the investor may not match those that the Fund seeks to achieve.

In addition, there can be no guarantee that the Fund will be successful in its strategy to provide protection against underlying index losses. The Fund’s strategy seeks to deliver returns that participate in the returns of the underlying index while limiting downside losses, if shares are held over long periods of time. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Options Risk – The Fund may use options to enhance return and or mitigate risk. However, options can fall rapidly in response to developments in specific companies or industries and the Fund’s investments may be negatively impacted by unexpected market conditions.

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain.

Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases when issuers borrow at higher rates. Prolonged declines in the Fund’s share price may lead to increased redemption requests by shareholders. To meet redemption requests, the Fund may have to sell securities in times of overall market turmoil, lower liquidity and declining prices. Generally, each of these changing market conditions risks may cause the Fund’s share price to fluctuate or decline more than other types of investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk – The Fund’s use of leverage through futures, options will magnify the Fund’s gains or losses. Futures require relatively small cash investment to control large amounts of derivatives, which magnifies gains and losses to the Fund. Leveraging the Fund creates an opportunity for increased returns but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security, whether selected under a “value”, “growth” or other investment style, may prove to be inaccurate and may not produce the desired results. The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Limited History of Operations Risk – The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Portfolio Turnover Risk – The frequency of a Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

U.S. Government Securities Risk – Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Natural Disaster / Endemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

Securities Lending Risk – Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. The Fund might not be able to recover the securities or their value. In determining whether to lend securities, the Adviser or its agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investments that provide exposure to equity securities of U.S. companies and debt securities of the U.S. government through investments in options, futures, and U.S. Treasuries. The Fund seeks to provide upside participation in the U.S. stock market when the U.S. stock market advances and seeks to reduce declines in the Fund’s value when the stock market declines. The Fund gains equity exposure through investments in S&P 500 Index options (including FLEX Options) and futures, but does not invest directly in equity securities. The Fund also invests in U.S. Treasuries and U.S. Treasury futures to help reduce downside risk.

The Sub-Adviser periodically rebalances the asset mix between U.S. Treasuries, U.S. Treasury futures, and equity index options and futures to respond to changing market conditions and to achieve what it believes to be the optimal balance between risk and reward. When determining the allocation and when to rebalance, the Sub-Adviser takes into account, among other factors: interest rates, the Fund’s equity exposure, the percentage of the Fund invested in options, the current level of the S&P 500 Index, the implied volatility of S&P 500 Index options, bond and dividend yields, the delta of the Fund’s options positions (which is a measure of the sensitivity of the Fund’s option prices to changes in the price of the S&P 500 Index), and time to maturity of the options.

Typically, approximately up to 45% of the Fund’s assets are used to purchase long-term (typically tenors of 5 years or more) “FLEX” call options on the S&P 500 Index and S&P 500 Index futures. The Sub-Adviser may also purchase and write call and put options, and may hold futures both long and short, to make incremental adjustments to the Fund’s equity exposure. The remaining assets (approximately up to 70%) will typically be used to purchase U.S. Treasury securities and U.S. Treasury futures, targeting a net interest rate exposure (long duration from Treasuries offset by short duration from options) to potentially balance downside protection while generating positive fixed income returns, with a targeted duration range based on the Sub-Adviser’s interest rate views.

The Sub-Adviser may use U.S. Treasury futures to leverage interest rate exposure to potentially limit downside risk, and notional fixed income exposure could represent up to 150% of the Fund’s assets. U.S. Treasury futures, used to provide leverage for the fixed income portfolio, may not be fully collateralized, and may be held long or short to manage interest rate exposure.

Although the Fund uses derivative instruments based on the S&P 500 index and attempts to reduce downside risk through the use of U.S. Treasuries and U.S. Treasury futures, it is possible that these strategies may underperform the S&P 500 index in up and down markets. This means that losses for the shareholders can be worse than performance declines in the S&P 500 index.

The Fund is non-diversified.

The Fund may also engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Dunham U.S. Enhanced Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Dunham U.S. Enhanced Market Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	A Fund that is a non-diversified investment company means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Dunham U.S. Enhanced Market Fund | Stock Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Dunham U.S. Enhanced Market Fund | Asset Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Asset Allocation Risk – In allocating the Fund’s assets, the Sub-Adviser may favor markets or asset classes that perform poorly relative to other markets and asset classes. The Sub-Adviser’s investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and markets may not produce the intended results and/or can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Dunham U.S. Enhanced Market Fund | Tactical Asset Allocation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tactical Asset Allocation Risk – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Fund’s tactical asset management discipline may not work as intended. The Fund may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The Sub-Adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Dunham U.S. Enhanced Market Fund | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk – Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes. Derivatives are also subject to operational and legal risks.

The performance of a derivative generally largely depends on the performance of its underlying asset, reference rate or index. If using derivative instruments is unsuccessful, performance may be worse than if no derivatives were used. When used for hedging purposes, there is a risk, especially under extreme market conditions, that a derivative may provide no such hedging benefit. Additionally, there is no guarantee that a liquid secondary market will exist for a derivative position or that a derivative position will be able to be terminated, particularly with respect to “over-the-counter” instruments (investments not traded on an exchange). If the Fund is unable to close out a position on an options or futures contract, for example, the Fund would remain subject to the risk of adverse price movements until the Fund is able to close out the position. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. Furthermore, counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities, including bankruptcy or insolvency. Options and futures contracts are also subject to the creditworthiness of clearing organizations and exchanges; futures in particular are subject to the credit risk of futures commission merchants. Derivatives can also be difficult to value, especially in declining markets.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Currently, some, but not all, swap transactions are subject to central clearing. Non-cleared swap agreements, including credit default swaps, involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Certain non-cleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts, which is intended to reduce some of the risks associated with these instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.

Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the value or performance or derivatives and the Fund.

Dunham U.S. Enhanced Market Fund | FLEX Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

FLEX Options Risk – The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:

Valuation Risk – The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).

Liquidity Risk – In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

Counterparty Risk – Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

Correlation Risk – The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the Outcomes will be provided at any point other than the end of the Outcome Period.

Dunham U.S. Enhanced Market Fund | Valuation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk – The value of the FLEX Options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
Dunham U.S. Enhanced Market Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.
Dunham U.S. Enhanced Market Fund | Counterparty Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk – Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
Dunham U.S. Enhanced Market Fund | Correlation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk – The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the Outcomes will be provided at any point other than the end of the Outcome Period.
Dunham U.S. Enhanced Market Fund | Upside Participation Risk/Downside Loss Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Upside Participation Risk/Downside Loss Risk – There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the underlying index over a given period. In the event an investor purchases shares of the Fund after securities transactions were entered into or does not stay invested in the Fund for the long term or a full-market cycle, the returns realized by the investor may not match those that the Fund seeks to achieve.

In addition, there can be no guarantee that the Fund will be successful in its strategy to provide protection against underlying index losses. The Fund’s strategy seeks to deliver returns that participate in the returns of the underlying index while limiting downside losses, if shares are held over long periods of time. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Dunham U.S. Enhanced Market Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk – The Fund may use options to enhance return and or mitigate risk. However, options can fall rapidly in response to developments in specific companies or industries and the Fund’s investments may be negatively impacted by unexpected market conditions.

Dunham U.S. Enhanced Market Fund | Changing Fixed Income Market Conditions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Changing Fixed Income Market Conditions Risk – During periods of sustained rising rates, fixed income risks will be amplified. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain.

Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases when issuers borrow at higher rates. Prolonged declines in the Fund’s share price may lead to increased redemption requests by shareholders. To meet redemption requests, the Fund may have to sell securities in times of overall market turmoil, lower liquidity and declining prices. Generally, each of these changing market conditions risks may cause the Fund’s share price to fluctuate or decline more than other types of investments.

Dunham U.S. Enhanced Market Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Dunham U.S. Enhanced Market Fund | Leveraging Risk
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Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk – The Fund’s use of leverage through futures, options will magnify the Fund’s gains or losses. Futures require relatively small cash investment to control large amounts of derivatives, which magnifies gains and losses to the Fund. Leveraging the Fund creates an opportunity for increased returns but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.

Dunham U.S. Enhanced Market Fund | Non-Diversification Risk
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Dunham U.S. Enhanced Market Fund | Management Risk
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Risk [Text Block]	rr_RiskTextBlock

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security, whether selected under a “value”, “growth” or other investment style, may prove to be inaccurate and may not produce the desired results. The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Dunham U.S. Enhanced Market Fund | Limited History of Operations Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk – The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
Dunham U.S. Enhanced Market Fund | Portfolio Turnover Risk
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Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk – The frequency of a Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Dunham U.S. Enhanced Market Fund | U.S. Government Securities Risk
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Dunham U.S. Enhanced Market Fund | Natural Disaster / Endemic Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Natural Disaster / Endemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.
Dunham U.S. Enhanced Market Fund | Securities Lending Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk – Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. The Fund might not be able to recover the securities or their value. In determining whether to lend securities, the Adviser or its agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DASPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	749
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,115
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DCSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 799
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DNSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 496

[1]	The management fee above assumes the Sub-Adviser’s base fee. Actual sub-advisory fees may be higher or lower depending on Fund performance. The Sub-Advisory fee is a fulcrum fee with a base (or fulcrum) of 0.50% and can range from 0.30% to 0.70% based on the Fund’s performance relative to the S&P 500 Total Return Index, the Fund’s benchmark.
[2]	Estimated for the Fund’s first fiscal year.